REVENUE AND EXPENSES (Details 3) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Depreciation of property, plant and equipment	€ 36	€ 33
Amortization of intangible assets	11	313
Amortization of right-of-use assets
Total	€ 47	€ 346